Administrative and Selling Expenses - Summary of Detailed Information About Administrative and Selling Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Administrative and selling expense is comprised of:
Personnel expenses	$ 43.2	$ 54.2
Professional, consulting, legal and other fees	42.5	36.2
Software licenses	5.2	4.6
Amortization of intangible assets and non-producing assets	0.3	0.4
Other administrative and selling	8.1	7.6
Selling, general and administrative expense	$ 99.3	$ 103.0